Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$64	$64	$—	$—
Foreign equity securities	27	27	—	—
Real estate mutual fund	8	8	—	—
Fixed income mutual funds	5	5	—	—
Commodity mutual funds	2	2	—	—
Money market funds	2	2	—	—
International fixed income mutual funds	1	1	—	—
Other	5	—	5	—
Total Assets	$114	$109	$5	$—

	Balance
	December 31,
(Millions of dollars)	2014	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$67	$67	$—	$—
Foreign equity securities	28	28	—	—
Real estate mutual fund	9	9	—	—
Fixed income mutual funds	4	4	—	—
Commodity mutual funds	4	4	—	—
International fixed income mutual funds	3	3	—	—
Money market funds	2	2	—	—
Other	5	—	5	—
Total Assets	$122	$117	$5	$—

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2015			2014			2013
Weighted-average assumptions
Discount rate used to determine obligations	3.20	-	4.80%	3.15	-	4.40%	3.55	-	5.20%
Discount rate used to determine net periodic benefit cost	2.70	-	4.40%	3.55	-	5.20%	2.50	-	4.15%
Expected return on plan assets	6.75	-	7.50%	7.00	-	8.00%	6.50	-	7.25%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Schedule of the funded status

	December 31,
(Millions of dollars)	2015	2014
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$257	$203
Service cost	10	8
Interest cost	10	10
Actuarial losses (gains)	(18)	44
Benefits paid	(8)	(7)
Other	(2)	(1)
Benefit obligation at end of year	$249	$257
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$122	$120
Actual return on plan assets	(4)	7
Employer contributions	4	3
Benefits paid	(8)	(7)
Other	—	(1)
Fair value of plan assets at end of year	$114	$122
Funded status	$(135)	$(135)

Schedule of net periodic benefit cost of plans

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$10	$8	$9
Interest cost	10	10	8
Expected return on plan assets	(8)	(9)	(6)
Amortization and other	5	2	6
Agreement termination gain	(1)	—	(3)
Net periodic benefit cost	$16	$11	$14